Note 10 - Debt	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Debt Disclosure [Text Block]
10.	Debt:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2015	December 31, 2016
ABN
M/T Eco Fleet, M/T Eco Revolution and M/T Nord Valiant	21,700	59,838
NORD/LB
M/T Stenaweco Excellence	-	22,162
Total senior secured debt	21,700	82,000
Less deferred finance fees	(726)	(1,546)
Total senior secured debt net of deferred finance fees	20,974	80,454
Out of which:
Current portion of long term debt	1,914	7,995
Long term debt	19,060	72,459

Loans From Related Parties
Family Trading	3,850	4,085
Less deferred finance fees	(598)	-
Total Loans From Related Parties	3,252	4,085

Total Debt	24,226	84,539

Alpha Bank Facility

On
June
19,
2014,
the Company entered into a credit facility with Alpha Bank of Greece for
$20,125
(“the Alpha Bank facility”) for the financing of the vessel M/T Stenaweco Energy. On
January
29,
2015,
the Alpha Bank facility was fully repaid with the proceeds from the sale and leaseback of the M/T Stenaweco Energy and an amount of
$208
of related deferred financing fees was written-off and included in Interest and finance costs in the accompanying consolidated statements of comprehensive income/(loss).

Atlantis Ventures Facility

On
January
2,
2015,
the Company entered into an unsecured credit facility with Atlantis Ventures Ltd (“the Atlantis Ventures facility”), a related party affiliated with the family of the Company’s President, Chief Executive Officer and Director, for
$2,250
that was used to pay the penultimate shipyard installment for M/T Stenaweco Evolution. The Company had undertaken to repay the loan within
12
months of its receipt. The drawdown of the loan took place on
January
5,
2015
and it was repaid on
January
30,
2015.
The loan bore interest at a rate of
8%
per annum, with the
first
six
months being interest-free.

ABN Amro Facility

On
July
9,
2015,
the Company entered into a credit facility with ABN Amro Bank of Holland for
$42,000
(“the ABN Amro facility”) for the financing of the vessels M/T Eco Fleet and M/T Eco Revolution
($21,000
per financed vessel). This facility was amended on
September
28,
2015
and was increased to
$44,400
($22,200
per vessel), with all other terms remaining the same except for the margin which was increased by
0.15%.
The credit facility is repayable in
4
consecutive quarterly installments of
$500,
4
consecutive quarterly installments of
$512.5,
4
consecutive quarterly installments of
$525
and
12
consecutive quarterly installments of
$387.5
for each of the financed vessels, commencing on
October
13,
2015
for M/T Eco Fleet and on
April
15,
2016
for M/T Eco Revolution plus a balloon installment of
$11,400
for each of the financed vessels, payable together with the last installment in
July
2021
and in
January
2022,
respectively. On
August
1,
2016,
the Company amended the ABN Facility to increase the borrowing limit to
$64,400
and added another tranche to the loan, "Tranche C", which is secured by vessel M/T Nord Valiant. Tranche C is repayable in
12
consecutive quarterly installments of
$550
each and
12
consecutive quarterly installments of
$363
each, commencing on
November
2016,
plus a balloon installment of
$9,050
payable together with the last installment in
August
2022.
Apart from the inclusion of M/T Nord Valiant as a collateralized vessel and the reduction of the margin to
3.75%
(applicable only to Tranche C), no other material changes were made to the ABN Facility.

The Company drew down
$21,000
under the ABN Amro facility on
July
13,
2015
to finance the last shipyard installment of M/T Eco Fleet and another
$1,200
on
September
30,
2015.
Furthermore, the Company drew down
$22,200
under the ABN facility on
January
15,
2016
to finance the last shipyard installment of M/T Eco Revolution. Finally, on
August
5,
2016
the Company drew down
$20,000
under the Tranche C of the ABN facility to partly finance the last shipyard installments of M/T Nord Valiant.

The facility contains various covenants, including (i) an asset cover ratio of
130%,
(ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no more than
75%
and (iii) minimum free liquidity of
$750
per collateralized vessel. Additionally, the facility contains restrictions on the shipowning company incurring further indebtedness or guarantees. It also restricts the shipowning company from paying dividends if such a payment would result in an event of default or in a breach of covenants under the loan agreement. As of
December
31,
2016,
the Company is in compliance with the facility’s covenants.

The facility is secured as follows:

•	First priority mortgage over M/T Eco Fleet, M/T Eco Revolution and M/T Nord Valiant;
•	Assignment of insurance and earnings of the mortgaged vessels;
•	Specific assignment of any time charters with duration of more than 12 months;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the shipowning subsidiaries;
•	Pledge over the earnings account of the vessels.

The ABN Amro facility bears interest at LIBOR plus a margin of
3.90%,
except for the Tranche C part of the facility that bears interest at LIBOR plus a margin of
3.75%.
The applicable
one
-month LIBOR as of
December
31,
2016
was
0.88%.

NORD/LB Facility

On
May
11,
2016,
the Company entered into a credit facility with NORD/LB Bank of Germany for
$23,185
(“the NORD/LB facility”) for the financing of the vessel M/T Stenaweco Excellence. The credit facility is repayable in
12
consecutive quarterly installments of
$511
and
16
consecutive quarterly installments of
$473,
commencing in
August
2016,
plus a balloon installment of
$9,480
payable together with the last installment in
May
2023.

The Company drew down
$23,185
under the NORD/LB facility on
May
13,
2016
to finance the last shipyard installment of the M/T Stenaweco Excellence.

The facility contains various covenants, including (i) an asset cover ratio of
125%
for the
first
three
years and
143%
thereafter, (ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no more than
75%
and (iii) minimum free liquidity of
$750
per collateralized vessel and
$500
per bareboated chartered-in vessel. Additionally, the facility contains restrictions on the shipowning company incurring further indebtedness or guarantees. It also restricts the shipowning company from paying dividends if such a payment would result in an event of default or in a breach of covenants under the loan agreement.

The facility is secured as follows:

• First priority mortgage over M/T Stenaweco Excellence;
• Assignment of insurance and earnings of the mortgaged vessel;
• Specific assignment of any time charters with duration of more than
12
months;
• Corporate guarantee of Top Ships Inc.;
• Pledge of the shares of the shipowning subsidiary;
• Pledge over the earnings account of the vessel.

The NORD/LB facility bears interest at LIBOR plus a margin of
3.43%.
The applicable
three
-month LIBOR as of
December
31,
2016
was
0.91%.

Family Trading Facility

On
December
23,
2015
the Company entered into an unsecured revolving credit facility with Family Trading (“the Family Trading facility”), a related party owned by the Lax Trust, for up to
$15,000
to be used to fund the Company’s newbuilding program and working capital relating to the Company’s operating vessels. This facility was repayable in cash no later than
December
31,
2016,
but the Company had the option to extend the facility’s repayment up to
December
31,
2017.
On
December
28,
2016
the maturity of the Family Trading loan was extended to
January
31,
2017
and on
January
27,
2017
the maturity of the Family Trading loan was extended to
February
28,
2017
with all terms remaining the same. As of
December
31,
2016,
the undrawn portion of the Family Trading Facility was
$10,915.By
February
21,
2017,
the amount due to Family Trading had been reduced to
$54
on which date the Family Trading facility was amended and further extended up to
December
31,
2018
with a remaining available undrawn credit line of
$14,946.
The facility bore a fixed interest of
9%
which was adjusted to
10%
(see Note
22).

The Company drew down and repaid the following amounts:

Date	Amount drawn / (repaid)
December 2015	3,850
March 2016	1,500
May 2016	600
June 2016	1,100
July 2016	(1,100)
August 2016	3,300
September 2016	(1,750)
November 2016	(4,365)
December 2016	950
Total	4,085
Related party interest expense for the year ended
December
31,
2015
and
2016
incurred in connection with this credit facility, amounted to
$4
and
$302
respectively and is included in interest and finance costs in the accompanying consolidated statements of comprehensive income/(loss) Related party commitment fees for the year ended
December
31,
2015
and
2016
incurred in connection with this credit facility, amounted to
$16
and
$207
respectively and is included in interest and finance costs in the accompanying consolidated statements of comprehensive income/(loss).

Scheduled Principal Repayments:
The Company’s annual principal payments required to be made after
December
31,
2016
on its loan obligations, are as follows (assuming that the Company will not draw any additional funds under the Family Trading facility):

Years
December 31, 2017	12,431
December 31, 2018	8,296
December 31, 2019	7,219
December 31, 2020	6,442
December 31, 2021	17,455
December 31, 2022 and thereafter	34,243
Total	86,086

Financing Costs:
The net additions in deferred financing costs amounted to
$1,579
and
$812
during the years ended
December
31,
2015
and
2016
respectively. For
2015,
the respective amount relates to arrangement fees of
$1,148,
financing fees of
$44,
commitment fees of
$328
and
$59
of legal expenses relating to the ABN Amro, Family Trading and Atlantis Ventures facilities. For
2016,
the respective amount relates to
$533
of arrangement fees,
$131
of financing fees paid to CSM as per the provisions of the New Letter Agreement between the latter and the Company (see Note
6)
,
$111
of legal fees and
$37
of commitment fees, all relating to the ABN Amro and NORD/LB facilities.